Share-Based Payments - Summary Of Change in Number of BCE 2010 Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	181,008	147,359
Balance at end of period	217,508	181,008	147,359
BCE2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	11,005	12,339	15,974
Granted during the period	0	0	0
Forfeited during the period	0	0	0
Exercised during the period	3,839	1,334	3,635
Expired during the period	0	0	0
Balance at end of period	7,166	11,005	12,339